GOODWILL	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
GOODWILL [Text Block]

NOTE 11 - GOODWILL

The following table summarizes the continuity of goodwill as at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
	$	$
Opening balance	11,108,422	-
Addition - PerceiveMD acquisition (Note 4)	-	1,672,233
Addition - Phyto BrandCo acquisition (Note 5)	-	9,436,189
Impairment - PerceiveMD	(1,672,233)	-
Closing balance	9,436,189	11,108,422

Annual impairment testing involves determining the recoverable amount of the CGU groups to which goodwill is allocated and comparing this to the carrying value of the CGU groups. To estimate the recoverable amount of each CGU, management calculated the value in use using an income approach over a five-year projection period, which is a Level 3 measurement within the fair value hierarchy.

The Company has two CGUs, PerceiveMD operations and manufacturing operations, in which Phyto BrandCo operates. The Company used the following key assumptions to calculate the recoverable amounts for the CGUs. Included in management's projection of future cash flows were based on consideration of economic, industry and entity-specific risks and incorporated external information sources. In addition, the following key assumptions were used for the Licensed CGU as outlined below:

For the year ended December 31, 2022	Manufacturing CGU	PerceiveMD CGU

Terminal value growth rate	2%	2%
Tax rate	27%	27%
After-tax discount rate	20%	17.5%
Average annual growth rate	10%	2%
Gross margin	51%	21%

PerceiveMD CGU

During the year ended December 31, 2022, the Company recognized an impairment expense of $1,672,233 related to the PerceiveMD goodwill (2021 - $nil). The Company estimated the recoverable amount of the CGU to be $431,052. The Company has been delayed in its ability to realize the business synergies and allow sales directly to clinical patients and therefore management believes the carrying value was no longer supportable.

Manufacturing CGU

The recoverable amount of the manufacturing CGU, which Phyto BrandCo is allocated, was estimated to be $24,977,404. If the recoverable amount was determined to be 10% lower than management's estimates at December 31, 2022, the recoverable amount would have changed by $2,497,740. No impairment is indicated under this scenario.